Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)	Quarterly Financial Data (unaudited)
The following table presents the Company’s unaudited quarterly financial data:

	For the three months ended
	March 31, 2018	June 30, 2018	Sept. 30, 2018	Dec. 31, 2018	March 31, 2019	June 30, 2019	Sept. 30, 2019	Dec. 31, 2019
	(in thousands, except per share data)
Revenue	$291,356	$287,770	$283,770	$282,395	$280,683	$278,204	$277,193	$277,198
Gross profit	157,450	157,024	154,825	155,255	156,829	138,617	156,438	151,098
Income from operations	31,402	37,775	42,618	35,151	35,154	16,655	38,729	58,448
Net (loss) income attributable to Endurance International Group Holdings, Inc.(1)	$(2,528)	$627	$(6,335)	$12,770	$(3,488)	$(26,228)	$7,816	$9,553
Basic net (loss) income per share attributable to Endurance International Group Holdings, Inc.	$(0.02)	$0.00	$(0.04)	$0.09	$(0.02)	$(0.18)	$0.05	$0.07
Diluted net (loss) income per share attributable to Endurance International Group Holdings, Inc.	$(0.02)	$0.00	$(0.04)	$0.09	$(0.02)	$(0.18)	$0.05	$0.07

During the three months ended June 30, 2019, the Company recognized an impairment charge of $17.9 million relating to the long-lived intangible assets of its premium domain business, which was recorded in cost of revenue in the consolidated statements of operations and comprehensive income (loss).
During the three months ended December 31, 2019, the Company disposed of its SinglePlatform reporting unit for a net gain of $40.7 million, which was recorded as an operating expense in the consolidated statements of operations and other comprehensive income (loss). During the same quarter, the Company recognized an aggregate charge for goodwill impairment of $12.3 million, which related to two of its non-strategic reporting units and which was recorded as an operating expense in the consolidated statements of operations and comprehensive income (loss), and an impairment charge of $7.3 million relating to the long-lived intangible assets of its premium domain business, which was recorded in cost of revenue in the consolidated statements of operations and comprehensive income (loss).